FINANCIAL ASSETS AND LIABILITIES - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 3,995,734	R$ 3,444,636
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(212,701)	(161,108)
Not overdue [member]
Disclosure of Trade Receivables [line items]
Trade receivables	3,615,094	3,181,795
Up to 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	280,392	203,143
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	74,817	48,968
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	27,198	18,146
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 210,934	R$ 153,692